SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 10.   SUBSEQUENT EVENTS

As described in Note 1, as of September 30, 2016, Infinity Capital, a related party, had a 50% equity interest in DB and an $800,000 loan to DB.  We have an option to purchase all of Infinity Capital’s interest in DB.  In October 2016, we loaned $75,000 to DB, which bears interest at 14% and is payable in May 2017.  Infinity Capital has agreed to subordinate its right to repayment and security interest to our rights under our loan to DB.

NOTE 13. SUBSEQUENT EVENTS There were no events subsequent to December 31, 2015, and up to the date of this filing that would require disclosure.